Equity	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Equity

30. Equity

a)       Share capital

As of December 31, 2023, the share capital was US$ 61,614 corresponding to 4,539,007,580 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancelation of common shares, including the capitalization of profits and reserves to the extent authorized.

	December 31, 2023
Shareholders	Common shares	Golden shares	Total
Previ	395,314,056	-	395,314,056
Mitsui&co	286,347,055	-	286,347,055
Blackrock, Inc	264,763,034	-	264,763,034
Total shareholders with more than 5% of capital (i)	946,424,145	-	946,424,145
Free floating	3,353,430,143	-	3,353,430,143
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,299,854,288	12	4,299,854,300
Shares in treasury	239,153,280	-	239,153,280
Total capital	4,539,007,568	12	4,539,007,580

(i) The number of shares is based on communications sent by shareholders pursuant to Resolution 44 issued by the Brazilian Securities Exchange Commission (“CVM”).

b) Cancelation of treasury shares

During 2023 and 2022, the Board of Directors approved cancellations of common shares issued by the Company, acquired and held in treasury, without reducing the amount of its share capital, as shown below. The effects were transferred in shareholders' equity as "Treasury shares cancelled", between the "Revenue reserve" and "Treasury shares".

	Number of canceled shares	Carrying amount
Cancelation approved on March 2, 2023 (i)	239,881,683	4,164
Year ended December 31, 2023	239,881,683	4,164

Cancelation approved on February 24, 2022 (i)	133,418,347	2,830
Cancellation approved on July 28, 2022	220,150,800	3,786
Year ended December 31, 2022	353,569,147	6,616

c) Share buyback program

In 2023 and 2022, the Board of Directors approved shares buyback programs for Vale’s shares, as described below.

	Total of shares repurchased		Effect on cash flows
	Year ended December 31,
	2023	2022	2023	2022
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	1,500,000	-	22	-
Acquired by wholly owned subsidiaries	1,500,000	-	22	-
Total	3,000,000	-	44	-

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	93,638,352	87,779,900	1,378	1,375
Acquired by wholly owned subsidiaries	88,058,750	90,847,177	1,292	1,410
Total	181,697,102	178,627,077	2,670	2,785

Shares buyback program up to 470,000,000 shares (iii)
Acquired by Parent	-	81,855,600	-	1,501
Acquired by wholly owned subsidiaries	-	96,959,900	-	1,750
Total	-	178,815,500	-	3,251
Shares buyback program	184,697,102	357,442,577	2,714	6,036

(i) On October 26, 2023, a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.

(ii) On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs, with a term of 18 months.

(iii) On April 1, 2021, the Board of Directors approved the common share buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. In continuation of the previous program, the Board of Directors approved a new share repurchase program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs ended in 2022.

d) Profit distribution

	2023	2022
Net income of the year	7,983	18,788
Appropriation to legal reserve (i)	-	(276)
Appropriation to tax incentive reserve	(891)	(1,157)
Net income after appropriations to legal reserve and tax incentive reserve	7,092	17,355

Minimum remuneration to shareholders (ii)	2,042	4,386

Additional shareholders' remuneration
from the net income for the year	4,066	437

Total remuneration to shareholders	6,108	4,823
Appropriation to statutory reserve	984	8,821
Appropriation to retained earnings reserve	-	3,711

(i) In 2022, the limit of 20% of the share capital for the constitution of the legal reserve was reached, in accordance with article 193 of Law 6,404 and article 39 of the Company's By-laws.

(ii) Mandatory minimum remuneration was fully approved.

Remuneration approved

The Company's By-laws determines as its minimum mandatory remuneration to Vale shareholders an amount equal to 25% of the net income, after appropriations to legal and tax incentive reserves. The remuneration approved as interest on capital (“JCP”) is gross up with the income tax applicable to Vale’s shareholders. The remuneration to Vale’s shareholders was based on the following resolutions:

•	On February 22, 2024 (subsequent event), the Board of Directors has approved remuneration to shareholders in the total amount of US$2,364 (R$11,722 million). The total amount was approved as dividends and recorded in equity as “Additional remuneration reserve”. The payment is expected by March 2024.

•	On October 26, 2023, the Board of Directors approved an additional remuneration to its shareholders in the amount of US$2,000 (R$10,033 million) as an anticipation of the shareholders remuneration for the year ending December 31, 2023, of which US$657 (R$3,295 million) was approved as interest on capital and US$1,343 (R$6,738 million) as dividends. The payment of this remuneration was fully paid in December 2023.

•	On July 27, 2023, the Board of Directors approved interest on capital to its shareholders in the amount of US$1,744 (R$8,277 million) as an anticipation of remuneration for the year ended December 31, 2023. The payment of this remuneration was fully paid in September 2023.

•	On February 16, 2023, the Board of Directors approved the shareholder’s remuneration of US$1,569 (R$8,130 million), of which US$1,132 (R$5,865 million) is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022, and US$437 (R$2,265 million) as an additional remuneration, recorded in equity as “Additional remuneration reserve”. The payment of this remuneration was fully paid in March 2023.

•	On December 1, 2022, the Board of Directors approved interest on capital to shareholders in the amount of US$254 (R$1,319 million), as an anticipation of the income for the year ended December 31, 2022, which is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022. The payment of this remuneration was fully paid in March 2023.

•	On July 28, 2022, the Board of Directors approved the remuneration to shareholders in the amount of US$3,000 (R$16,243 million), which is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022. The payment of this remuneration was fully paid in September 2022.

•	On February 24, 2022, the Board of Directors approved the remuneration to shareholders in the amount of US$3,500 (R$17,849 million) as an additional remuneration for the year ended December 31, 2021, recorded in equity as “Additional remuneration reserve”. The payment of this remuneration was fully paid in March 2022.

e) Profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as of December 31, 2021	2,523	3,083	6,898	-	3,198	15,702
Allocation of income	276	1,157	8,821	3,711	437	14,402
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(3,500)	(3,500)
Treasury shares cancellation	-	-	(6,616)	-	-	(6,616)
Tranfer of reserves	-	3	(3)	-	-	-
Translation adjustment	165	173	249	(133)	302	756
Balance as of December 31, 2022	2,964	4,416	9,349	3,578	437	20,744
Allocation of income	-	891	984	-	2,364	4,239
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(437)	(437)
Treasury shares cancellation	-	-	(4,164)	-	-	(4,164)
Translation adjustment	230	383	604	278	-	1,495
Balance as of December 31, 2023	3,194	5,690	6,773	3,856	2,364	21,877

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital. The reserve can only be used to absorb losses or to increase capital. In 2022, the limit of 20% of the share capital for the constitution of the legal reserve was reached, in accordance with article 193 of Law No. 6,404 and article 39 of the Company's By-laws.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Statutory reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital.

Retained earnings reserve – It is intended to be used in investments for capital expenditures as allowed by the Brazilian Corporate Law.

Additional remuneration reserve - Results from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.

Accounting policy

Stockholders' equity

Share capital and treasury shares - The Company holds shares in treasury for a future sale, cancellation or for the payment of the executives' long-term compensation programs. These shares are recognized in a specific account as a reduction of equity to the acquisition value and maintained at the cost of the transaction. Incremental costs directly attributable to the issue of new shares or options are recognized in equity as a deduction from the amount raised, net of taxes.

Stockholders' equity

Shareholder’s remuneration - The shareholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on by-laws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by shareholders.

The Company is permitted to distribute interest attributable to equity. The calculation is based on the equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the shareholders relative to the interest distribution. Under Brazilian law, interest attributed to equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.